SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION (Details)	12 Months Ended
Dec. 31, 2025 shares
Recapitalization
PowerUp Class A common stock, outstanding prior to the Reverse Recapitalization	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Reverse Recapitalization
Reverse Recapitalization Class A common stock, before giving effect to the 1-for-40 reverse split	7,257,513
Reverse Recapitalization Class A common stock, after giving effect to the 1-for-40 reverse split	181,438
Issuance of shares related working capital agreements	93,750
Aspire Biopharma, Inc. Shares	875,000
Common Stock immediately after the Reverse Recapitalization, after giving effect to the 1-for-40 reverse split	1,150,188